Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value
The following table represents assets and liabilities measured at fair value on a recurring basis:

	Total	Level 1	Level 2	Level 3
December 31, 2025
Mutual funds	$79,437,396	$79,437,396	$—	$—
Common stock	19,163,824	19,163,824	—	—
Total assets in the fair value hierarchy	$98,601,220	$98,601,220	$—	$—

December 31, 2024
Mutual funds	$67,529,546	$67,529,546	$—	$—
Common stock	18,777,408	18,777,408	—	—
Total assets in the fair value hierarchy	$86,306,954	$86,306,954	$—	$—